Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Accrued salaries and other payroll liabilities	$ 305	$ 36
Accrued professional services	2,383	1,962
Other accrued expenses and current liabilities	590	193
Total	$ 3,278	$ 2,191